CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of total managed capital structure of the Trust
The Trust’s capital structure comprises the total of the stapled unitholders’ equity and debt. The total managed capital of the Trust is summarized below:

As at December 31,	2022	2021
Unsecured debentures, net	$1,893,186	$1,891,742
Unsecured term loans, net	1,090,451	533,347
Derivative (assets) liabilities, net(1)	(138,388)	(44,144)
Secured debt	51,373	763
Total debt	2,896,622	2,381,708
Stapled unitholders’ equity	5,475,375	5,318,653
Total managed capital	$8,371,997	$7,700,361
(1)     Balance represents derivative (assets) net of derivative liabilities (note 8(c)).